Treasury Stock - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended
	Jul. 31, 2012	Dec. 31, 2011 CNY	Dec. 31, 2011 American Depository Shares USD ($)	Dec. 31, 2012 American Depository Shares Managed Network Entities	Dec. 31, 2011 American Depository Shares Managed Network Entities	Apr. 30, 2012 American Depository Shares Managed Network Entities American Depository Shares Issue One	Apr. 30, 2012 American Depository Shares Managed Network Entities American Depository Shares Issue Two	Apr. 30, 2012 American Depository Shares Guangzhou Gehua Network Technology and Development Co., ("Gehua")
Schedule of Capitalization, Equity [Line Items]
Share Repurchase Plan, shares repurchased	2,686,965		3,022,532
Share Repurchase Plan, consideration		190,022	$ 29,918
Shares issued				95,000	350,000	998,607	932,829	316,803
Equity interest purchased, percentage				51.00%	49.00%	51.00%	49.00%	100.00%